REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Apr. 30, 2012
REDEEMABLE NONCONTROLLING INTERESTS [Abstract]
REDEEMABLE NONCONTROLLING INTERESTS
NOTE 19 • REDEEMABLE NONCONTROLLING INTERESTS
Redeemable noncontrolling interests on our Consolidated Balance Sheets represent the noncontrolling interest in a joint venture of the Company in which the Company's unaffiliated partner, at its election, could require the Company to buy its interest at a purchase price to be determined by an appraisal conducted in accordance with the terms of the agreement, or at a negotiated price. Redeemable noncontrolling interests are presented at the greater of their carrying amount or redemption value at the end of each reporting period. Changes in the value from period to period are charged to common shares of beneficial interest on our Consolidated Balance Sheets. The Company acquired this interest from its joint venture partner in the third quarter of fiscal year 2012, and following this acquisition, currently has no redeemable noncontrolling interests in consolidated real estate entities. As of April 30, 2012, 2011 and 2010, the estimated redemption value of the redeemable noncontrolling interests was $0, $987,000 and $1.8 million, respectively.  Below is a table reflecting the activity of the redeemable noncontrolling interests.
	(in thousands)
	2012	2011	2010
Balance at beginning of fiscal year	$987	$1,812	$1,737
Net income (loss)	12	(13)	60
Net distributions	(27)	(442)	(177)
Mark-to-market adjustments	35	(370)	192
Acquisition of joint venture partner's interest	(1,007)	0	0
Balance at close of fiscal year	$0	$987	$1,812